UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC 20549
                              -----------

                               FORM N-Q
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                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY

               INVESTMENT COMPANY ACT FILE NUMBER 811-04938

                         THE EHRENKRANTZ TRUST
             (Exact name of registrant as specified in charter)
                              ----------

                       410 Park Ave., 7th Floor
                          New York, NY  10022
            (Address of principal executive offices) (Zip code)

                        Joan King, Vice President
                        410 Park Ave., 7th Floor
                          New York, NY  10022
                   (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-813-1117

               DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

               DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS  (Unaudited)
        THE EHRENKRANTZ GROWTH FUND
        September 30, 2004

COMMON STOCKS-93.64%                    Shares             Value
                                        -------            ------

COMMUNICATIONS-24.75%
  *Charter Communications, Inc.         28,000          $  74,480
  *Nortel Networks, Inc.                40,000            136,000
  *Young Broadcasting, Inc.              4,400             47,828
                                                        ----------
                                                        $ 367,220
                                                        ----------

ELECTRIC AND GAS-0.00%
  *Touch America Holdings, Inc.         20,000                 60
                                                        ----------

ELECTRONICS-10.44%
  *Sun Microsystems, Inc.               10,000             40,400
  *Vishay Intertechnology, Inc.          6,000             77,400
                                                        ---------
                                                          117,800
                                                        ---------
MANUFACTURING-17.67%
  *Corning, Inc.                        20,000            221,600
                                                        ---------

PHARMACEUTICALS-19.10%
  Bristol Myers Squibb Co                3,000             71,010
  Pfizer, Inc.                           3,000             91,800
  Schering Plough Corporation            5,000             95,300
  *Sirna Therapeutics, Inc.              5,000             15,300
                                                        ---------
                                                          273,410
                                                        ---------

RETAIL-12.20%
  Walgreen Company                       5,000            179,150
                                                        ---------

TELECOMMUNICATIONS-9.48%
  *The Directv Group                     8,232            144,800
                                                         --------

TOTAL VALUE OF INVESTMENTS 94%                          1,195,128
(Cost $2,258,929)                                       =========

TOTAL CASH AND CASH EQUIVALENTS 6%                         70,962
                                                        =========

NET ASSETS 100%                                       $ 1,266,090
                                                       ============

* Non-income producing securities

AT SEPTEMBER 30, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,258,929, AND THE UNREALIZED APPRECIATION AND DEPRECIATION
WERE $13,825 AND $1,049,973, RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY FOR VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


ITEM 2.	CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       The Ehrenkrantz Trust


By (Signature and Title)           /s/ Irwin Nussbaum




                                   __________________________
                                   Name:  Irwin Nussbaum
                                   Title: President (Principal
                                   Executive Officer)

Date: November 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ Irwin Nussbaum



                                   ___________________________
                                   Name:  Irwin Nussbaum
                                   Title: President (Principal
                                   Executive Officer)
Date: November 26, 2004


                                   By: /s/ Joan King




                                   ___________________________
                                   Name:  Joan King
                                   Title: Vice President,
                                   Secretary, Treasurer
                                   (Principal Financial
                                    and Accounting Officer
Date: November 26, 2004